NOTE 1 - BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details)				12 Months Ended
	Apr. 29, 2015 shares	Dec. 10, 2014 shares	Nov. 12, 2014 shares	May 31, 2015 shares
NOTE 1 - BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split		1-for-0.625
Stockholders' Equity Note, Stock Split, Conversion Ratio		0.625
Stock Issued During Period, Shares, New Issues				15,000,000
Reverse Merger with CLS Labs [Member]
NOTE 1 - BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	15,000,000
Shares of CLS Holdings USA, Inc. [Member] | CLS Labs, Inc. [Member]
NOTE 1 - BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions		6,250,000	10,000,000
Equity Method Investment, Ownership Percentage			55.60%